Unaudited Interim Condensed Statements of Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Diluted loss per ordinary share	$ (0.19)	$ (0.24)	$ (0.42)	$ (0.56)
Weighted average number of ordinary shares outstanding used in computing diluted loss per ordinary share	15,671,472	9,140,914	12,414,547	9,138,756